Convertible redeemable non-controlling interests	12 Months Ended
Dec. 31, 2021
Convertible redeemable non-controlling interests
Convertible redeemable non-controlling interests
23. Convertible redeemable
non-controlling
interests
As of December 31, 2020, convertible redeemable
non-controlling
interests mainly consisted of JD Logistics Series A preference shares and Kuayue Express Series A and A+ preference equity instruments. As of December 31, 2021, convertible redeemable non-controlling
interests mainly consisted of Kuayue Express Series A and A+ preference equity instruments and preference equity instruments of other non-wholly owned subsidiaries.
Kuayue Express Series A and A+ preference equity instruments and preference equity instruments of other non-wholly owned subsidiaries are not material to the consolidated financial statements. Details of JD Logistics Series A Preference Shares are as follows:
JD Logistics Series A Preference Shares
In February 2018, the Group entered into definitive agreements with third-party investors to raise financing for JD Logistics, with the total amount of approximately US$2.5 billion (RMB16.0 billion) by issuance of the series A preference shares of JD Logistics (“JD Logistics Series A Preference Shares”), representing approximately 19% of the ownership of JD Logistics on a fully diluted basis. In August 2020, JD Logistics issued additional JD Logistics Series A Preference Shares to third-party investors in exchange for approximately US$64 million (RMB443 million).
The Group determined that JD Logistics Series A Preference Shares should be classified as mezzanine equity upon their issuance since they were contingently redeemable by the holders 5 years from the issuance date in the event that a qualified initial public offering (‘‘Qualified IPO’’) has not occurred and JD Logistics Series A Preference Shares have not been converted. The Qualified IPO is defined as an IPO that (i) has been approved by the Board of Directors of JD Logistics or (ii) with the offering price per share that values JD Logistics at no less than US$20 billion on a fully diluted basis immediately following the completion of such offering.
The Group records accretion on JD Logistics Series A Preference Shares, where applicable, to the redemption value from the issuance date to the earliest redemption date.
The Group determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of JD Logistics Series A Preference Shares. JD Logistics Series A Preference Shares are not readily convertible into cash as there is not a market mechanism in place for trading of JD Logistics’s shares.
The Group determined that there was no embedded beneficial conversion feature attributable to JD Logistics Series A Preference Shares because the initial effective conversion prices were higher than the fair value of JD Logistics’s ordinary shares determined by the Group with the assistance from an independent valuation firm.
The rights, preferences and privileges of JD Logistics Series A Preference Shares are as follows:
Dividend Rights
As regards to dividends, JD Logistics Series A Preference Shares shall rank pari passu with the ordinary shares and the holders of JD Logistics Series A Preference Shares shall be entitled to the same amount of dividends as the holders of the ordinary shares on an as converted basis as if they were a single class. No dividend or distribution shall be payable except out of any funds legally available.
Voting Rights
The holder of each ordinary share issued and outstanding should have one vote in respect of each ordinary share held and the holder of each JD Logistics Series A Preference Share shall carry such number of votes as is equal to the number of votes of ordinary shares then issuable upon the conversion of such JD Logistics Series A Preference Shares. The holders of JD Logistics Series A Preference Shares and the holders of ordinary shares shall vote together and not as a separate class.

Liquidation Preferences
In the event of any voluntary or involuntary liquidation, dissolution or winding up of JD Logistics, all assets and funds of JD Logistics legally available for distribution (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed ratably among the holders according to their relative number of ordinary shares held by such holders (all JD Logistics Series A Preference Shares as if they had been converted into ordinary shares immediately prior to such liquidation, dissolution or winding up of JD Logistics).
Redemption Rights
From and after the fifth anniversary of JD Logistics Series A Preference Shares original issuance date, and prior to the consummation of a Qualified IPO, each holder of JD Logistics Series A Preference Shares shall have the rights at any time to require and demand JD Logistics to redeem all or any portion of JD Logistics Series A Preference Shares held by such holder.
The initial redemption price payable on each JD Logistics Series A Preference Share is the total of:

(i)	any dividend relating to each JD Logistics Series A Preference Share which has been declared by JD Logistics but unpaid, to be calculated up to and including the date of the redemption; plus

(ii)
JD Logistics Series A Preference Shares purchase price, that is US$2.50 per JD Logistics Series A Preference Shares, subject to appropriate adjustments in the event of any share dividend, share combination or similar recapitalization events.

JD Logistics accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of JD Logistics Series A Preference Shares using effective interest method. Changes in the redemption value are considered to be changes in accounting estimates. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital.
Once additional
paid-in-capital
has been exhausted, additional charges are recorded by increasing the accumulated deficit.
Conversion Rights
Each JD Logistics Series A Preference Share shall be convertible, at the option of the holder of JD Logistics Series A Preference Shares, at any time after the date of issuance of such JD Logistics Series A Preference Shares, into such number of fully paid and non-assessable
ordinary shares as is determined by dividing JD Logistics Series A Preference Shares purchase price by the conversion price then applicable to such JD Logistics Series A Preference Shares. The conversion price of each JD Logistics Series A Preference Share is the same as its original issuance price if no adjustments to conversion price have occurred. As of December 31, 2020, each JD Logistics Series A Preference Share is convertible into one ordinary share.
Each JD Logistics Series A Preference Share shall automatically be converted into ordinary shares (i) upon the consummation of a Qualified IPO; or (ii) in the event that the holders of JD Logistics Series A Preference Shares holding at least 50% of JD Logistics Series A Preference Shares in issue elect to convert JD Logistics Series A Preference Shares.
Upon the completion of JD Logistics IPO in May 2021, JD Logistics Series A Preference Shares have been converted into ordinary shares of JD Logistics. JD Logistics received proceeds of RMB22.9 billion from JD Logistics IPO, among which RMB6.1 billion was recorded as non-controlling interests and RMB16.8 billion was recorded as additional paid-in capital.

	Number of shares	Amount

		(RMB in millions)

Balance as of December 31, 2019	1,004,000,000	15,964
Issuance	22,867,347	443
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	—	— *

Balance as of December 31, 2020	1,026,867,347	16,407

Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	—	(4)
Conversion of convertible redeemable preferred shares to ordinary shares	(1,026,867,347)	(16,403)

Balance as of December 31, 2021	—	—

*	Absolute value is less than RMB1 million.